CONVERTIBLE DEBENTURES AND PROMISSORY NOTES	12 Months Ended
Jan. 31, 2019
CONVERTIBLE DEBENTURES AND PROMISSORY NOTES [abstract]
CONVERTIBLE DEBENTURES AND PROMISSORY NOTES
13.	CONVERTIBLE DEBENTURES AND PROMISSORY NOTES

Convertible notes (or debentures) are compound financial instruments that are accounted for based on their components of financial liability and equity. The financial liability component represents the Company’s future obligation to pay coupon interest and principal. The liability component is initially measured at its net present value and subsequently measured at its amortized cost. After the net present value of the financial liability is determined, any residual amount is reported as an equity instrument at the convertible debentures’ issuance date.

Transaction costs related to the issuance of convertible notes are apportioned to their respective financial liability and equity components in proportion to the allocation of proceeds as a reduction to the carrying amount of each component.

When valuing the financial liability component of the convertible notes, the Company used specific interest rates assuming no conversion features existed. The resulting liability component is accreted to its face value over the convertible note’s term until its maturity date.

The following is a continuity of the Company’s convertible debentures denominated in U.S. dollars:

Convertible debentures
	March 26,	December 31,	January 30,
	2018	2018	2019	Total
	(a)	(b)	(c)
Balance, January 31, 2018 & 2017	$-	$-	$-	$-
Issued	25,996,000	3,711,179	7,447,350	37,154,529
Equity portion	(2,958,335)	-	-	(2,958,335)
Conversion	(22,521,663)	-	-	(22,521,663)
Transaction Costs	(938,271)	(550,709)	(469,497)	(1,958,477)
Interest paid	(452,956)	(31,807)	-	(484,763)
Accretion Expense	875,225	53,137	-	928,362
Balance, January 31, 2019	$-	$3,181,800	$6,977,853	$10,159,653

The following is a continuity of the Company’s convertible promissory notes denominated in U.S. dollars:

Convertible promissory notes
	June 13,2018	January 23,	Total
		2019
	(d)	(e)
Balance, January 31, 2018 & 2017	$-	$-	$-
Issued	2,000,000	175,000	2,175,000
Derivative liabilities	(393,010)	-	(393,010)
Accretion Expense	63,840	-	63,840
Balance, January 31, 2019	$1,670,830	$175,000	$1,845,830

The following is a continuity of the Company’s promissory notes denominated in U.S. dollars:

Promissory note payable

	January 1, 2019 (f)	Total
Balance, January 31, 2018 & 2017	$-	$-
Issued	30,000,000	30,000,000
Additions	-	-
Exercised	-	-
Balance, January 31, 2019	$30,000,000	$30,000,000
Current portion	$21,000,000	$21,000,000
Long-term portion	$9,000,000	$9,000,000

The following transactions occurred during the year ending January 31, 2019:

(a)

On March 26, 2018, the Company completed a non-brokered convertible debenture private placement in the total principal amount of C$33,500,000, in which the Company paid C$1,209,112 in transaction costs. Each convertible debenture accrues interest at a rate of 8% per annum, compounded annually, and is fully due and payable on March 26, 2020. The calculation of the debt considered a discount rate of 15%. The convertible debentures are convertible into common shares at a conversion price of C$1.00 per conversion share, which are subject to the Company being fully listed for trading on the CSE. Upon the Company receiving final approval to list its common shares on the CSE, the convertible debentures will be forced to convert into a total of 33,500,000 common shares of the Company. In connection with the private placement, the Company issued non-transferable share purchase warrants for the purchase of up to 765,795 common shares of the Company. The Warrants are exercisable at C$1.00 per share commencing on the date of listing of the Company on the CSE and will expire on March 25, 2019. On June 18, 2018, the Company listed on the CSE and forced conversion of the convertible debentures in the total principal amount of C$33,500,000 to 33,500,000 common shares and issued 3,350,000 common shares as a loan bonus.

(b)

On December 31, 2018, the Company completed the first tranche of a brokered convertible debenture private placement of units for total gross proceeds of C$5,063,000, for which the Company paid C$664,001 in transaction costs. Each unit consists of one C$1,000 principal amount 10% unsecured convertible debenture and one-half of one debenture purchase warrant. The calculation of the debt considered a discount rate of 10%. Each whole warrant entitles the holder to purchase, for a period of 24 months from the date of issue, one additional C$1,000 principal amount 10% unsecured convertible debenture at an exercise price of C$1,000 per warrant debenture. The calculation of the debt considered a discount rate of 10%. The debentures are convertible to the Company’s common shares at a price of C$0.80 per common share. The warrant debentures are convertible into the Company’s common shares at a price of C$0.90 per common share. The debentures and warrant debentures mature two years from the date of issue. Each of the debentures and warrant debentures, as applicable, accrues interest at a rate of 10% per annum, compounded annually, and is fully due and payable on December 31, 2020.

(c)

On January 30, 2019, the Company completed the second and final tranche of a brokered convertible debenture private placement of units for total gross proceeds of C$9,825,000, for which the Company paid C$619,389 in transaction costs. Each unit consists of one C$1,000 principal amount 10% unsecured convertible debenture and one-half of one debenture purchase warrant. Each whole warrant entitles the holder to purchase, for a period of 24 months from the date of issue, one additional C$1,000 principal amount 10% unsecured convertible debenture at an exercise price of C$1,000 per warrant debenture.

The calculation of the debt considered a discount rate of 10%. The debentures are convertible to the Company’s common shares at a price of C$0.80 per common share.

The warrant debentures are convertible into the Company’s common shares at a price of C$0.90 per common share. The debentures and warrant debentures mature two years from the date of issue. Each of the debentures and warrant debentures, as applicable, accrues interest at a rate of 10% per annum, compounded annually, and is fully due and payable on January 30, 2021.

(d)

On June 13, 2018, the Company issued a convertible promissory note to the vendor that sold Eco Firma Farms, LLC to the Company in the principal amount of $2,000,000. The convertible note is convertible at a conversion price of $1.00 per share and $0.825 per conversion share dependent upon the vendor. The convertible note accrues interest at a rate of 4% per annum, compounded annually, and is fully due and payable on June 13, 2021, and subsequent to year ending January 31, 2019, one vendor converted their portion of the convertible note to 977,479 common shares. On issuance, the Company determined the conversion feature was a derivative liability (Note 16).

(e)

On January 23, 2019, the Company issued a convertible promissory note to the vendor that sold Megawood Enterprises, Inc. to the Company in the principal amount of $175,000. The convertible note is convertible into 35,000 common shares of the Company at a conversion price of C$5.00 per conversion share and may be converted at any time between October 24, 2019 and January 24, 2020. On issuance, the Company determined the conversion feature was a derivative liability (Note 16).

(f)

On January 1, 2019, the Company issued a promissory note to the vendor that sold Silver State to the Company in the principal amount of $30,000,000. The note is payable in the following principal installments: $3,000,000 on April 1, 2019, $6,000,000 on each of July 1, 2019, October 1, 2019, January 1, 2020, and April 1, 2020, and $3,000,000 on July 1, 2020. The note accrues interest at a rate of 10% per annum. Accrued and unpaid interest at January 31, 2019 totaled $254,795. The note is secured by the all of the outstanding membership interests, and a security interest in all of the assets, of Silver State.